Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Other Receivables [Abstract]
Schedule of other receivables
	December 31,
	2021	2020
	U.S. dollars in thousands
Government authorities	160	82
Prepaid expenses	215	182
Other items	18	16
	393	280